April 26, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
John Hancock California Tax-Free Income Fund (the "Registrant")

      File Nos. 33-31675; 811-5979

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending February 29, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary



ITEM 1. REPORT TO STOCKHOLDERS.


JOHN HANCOCK
California Tax-Free
Income Fund

2.29.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]


WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 18

For your information
page 29


Dear Fellow Shareholders,

The stock market continued its advance in the first two months of 2004, prolonging last year's strong rebound after three down years. The same factors that produced double-digit returns in a broad-based rally in 2003 were still at work in the new year: a rebounding economy, fueled by historically low interest rates and tax cuts, and improving corporate earnings. However, the market staged a correction in March that took back the year's advances and left many wondering what the market would do next. Bonds, which had their fourth straight year of gains in 2003, albeit on a more modest scale, also started 2004 on the right foot, producing positive total returns.

No matter what this year brings, one thing is certain: the stock market has just experienced nine straight years of very extreme returns. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus gain last year. After such a performance, we could be in for a more modest, less exciting year. But history also shows that this pattern is typical. The market, as measured by the Standard & Poor's 500 Index, has produced average annual results of 10.4% since 1926. However, that "normal" return is rare in any given year. In fact, since 1926, the S&P 500 has produced returns of 10%-12% in only three calendar years, according to Ibbotson. The stock market is indeed a market of extremes.

Although the past in no way predicts the future, we have learned at least one lesson from history: expect highs and lows in the short term, but always invest for the long term. Equally important: work with your financial adviser to maintain a diversified portfolio, spread out among not only different asset classes -- stocks, bonds and cash -- but also among various investment styles. It's the best way we know of to benefit from, and weather, the market's extremes.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of February 29, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income,
consistent with
preservation of
capital, that is
exempt from fed-
eral and California
personal income
taxes. In pursu-
ing this goal, the
fund normally
invests at least
80% of its assets
in securities of any
maturity exempt
from federal and
California personal
income tax.

Over the last six months

* The U.S. bond market rallied despite better economic conditions; municipal bonds outperformed the major taxable bond sectors.

* The Fund outperformed its benchmark index and peer group average thanks to favorable results from its tobacco and essentialservices bonds.

* The Fund also benefited from the strong performance of its longer-term bonds.

[Bar chart with heading "John Hancock California Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six moths ended February 29, 2004." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 7.63% total return for Class A. The second bar represents the 7.18% total return for Class B. The third bar represents the 7.18% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.4%   Foothill/Eastern Trans. Corridor Agency, 1-1-34, 6.000%
 3.3%   Sacramento Power Auth., 7-1-22, 6.000%
 3.2%   Santa Ana Financing Auth., 7-1-24, 6.250%
 2.8%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.710%
 2.7%   San Bernardino, County of, 8-1-17, 5.500%
 2.0%   Puerto Rico, Commonwealth of, 7-1-15, 6.500%
 1.8%   Santa Clara County Finance Auth., 5-15-17, 5.500%
 1.6%   California, State of, 4-1-29, 4.750%
 1.5%   California State Public Works Board, 1-1-15, 5.500%
 1.5%   California State Public Works Board, 12-1-19, 5.000%

As a percentage of net assets on February 29, 2004.

BY DIANNE SALES, CFE, AND JAMES T. COLBY III, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
California Tax-Free Income Fund

The U.S. bond market, and municipal bonds in particular, posted solid gains during the six months ended February 29, 2004. Contrary to expectations, bond yields fell amid evidence of a firm economic recovery. A rebound in manufacturing activity and increased capital spending by corporate America provided a boost to the economy, which grew at an 8% annual rate in the third quarter of 2003 -- its strongest quarter in nearly 20 years -- and a 4% annual rate in the fourth quarter.

The notable exception to the generally rosy economic environment was persistent weakness in the labor market. The lack of job growth cast some doubt on the sustainability of the recovery and was one reason the Federal Reserve held short-term interest rates steady at their lowest levels in 45 years. The combination of a "jobless recovery" and stable Fed interest rate policy led investors to push bond yields lower and bond prices higher during the six-month period. Municipal bonds outperformed the major taxable segments of the domestic bond market.

"The U.S. bond market,
 and municipal bonds in
 particular, posted solid
 gains during the six
 months ended February
 29, 2004."

CALIFORNIA'S FISCAL WOES

The six-month period was an eventful one for the state of California. The legislature struggled to pass a 2004 budget, Governor Gray Davis was recalled and Arnold Schwarzenegger elected to replace him. And despite a ballooning budget deficit, the state failed to make any meaningful spending cuts. As a result, the state of California was downgraded by the major rating agencies and now has the worst credit rating of any state in the country. To pay off $14 billion in short-term debt that matures this summer, the state recently received voter approval to issue $15 billion in longer-term bonds.

[Photos of Dianne Sales and James Colby flush right next to first paragraph.]

We believe this is a sensible solution to California's short-term financial predicament, though it is likely to take several more years for the state to work through all of its fiscal problems and get its budget back in order. While the state's fiscal recovery will lag behind that of other states, the economic recovery in California has kept pace with the rest of the nation. California is home to the fifth-largest economy in the world, and we believe the size, breadth and diversity of this economy will ensure its long-term success.

FUND PERFORMANCE

For the six months ended February 29, 2004, John Hancock California Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 7.63%, 7.18% and 7.18%, respectively, at net asset value. The average California municipal debt fund returned 6.90%, according to Lipper, Inc.,1 while the return of the Lehman Brothers Municipal Bond Index was 6.52%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

TOBACCO AND ESSENTIAL SERVICES LEAD

Favorable security selection in key market sectors contributed to the Fund's outperformance of the index and its peer group average. In particular, the portfolio's tobacco-related municipal bonds gained nearly 18% during the six-month period. Tobacco bonds, which are backed by the proceeds from a legal settlement between 46 states -- including California -- and tobacco companies, rebounded sharply after pending litigation involving one of the major tobacco companies was temporarily resolved. Unenhanced tobacco bonds comprised about 5% of the portfolio throughout the period, and we expect to maintain this position going forward.

"Favorable security selec-
 tion in key market sectors
 contributed to the Fund's
 outperformance..."

The portfolio's essential-purpose bonds continued to produce solid results. With general tax revenues still sluggish, investors flocked to securities with relatively stable revenue streams, and municipal bonds backed by essential services -- such as water, sewer and electric utilities -- benefited from this demand. Land-development bonds also fared well thanks to low mortgage rates and higher real estate prices.

[Table at top left-hand side of page entitled "Top five industry groups2." The first listing is General obligation 14%, the second is Authority 11%, the third is Health 8%, the fourth is Transportation 7% and the fifth is Water & sewer 7%.]

LONG-TERM BONDS BOOST PERFORMANCE

The strong returns of the portfolio's long-term bonds also enhanced Fund performance. Bonds with longer maturities experience greater price fluctuations when interest rates move up or down, and the general decline in yields during the six-month period produced healthy price gains among longer-term municipal bonds.

The portfolio had a sizable position in long-term bonds for most of 2003, but we have been gradually reducing this position in recent months. For example, the Fund's exposure to bonds maturing in 25 years or more declined from 25% of the portfolio at the beginning of the period to 21% by the end of February. With bond yields hovering near historic lows, we believe the next major interest rate move is likely to be higher, so we are reducing the portfolio's volatility by selling some of its longer-term securities.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-29-04." The chart is divided into three sections (from top to left): Revenue bonds 84%, General obligation bonds 14% and Short-term investments and other 2%.]

FINDING VALUE IN GENERAL OBLIGATION BONDS

California's general obligation (GO) bonds generally lagged the performance of other bonds, largely because of the state's recent credit rating downgrade. However, we selectively added California state GO bonds to the portfolio at a time when prices were especially attractive, and we were rewarded when they increased in value. We sold most of the portfolio's state GOs at a tidy profit during a seasonal period of strong demand for municipal bonds in early 2004.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Longer-term bonds followed by an up arrow with the phrase "Benefited the most from falling rates." The second listing is Tobacco-related bonds followed by an up arrow with the phrase "Litigation issues were favorably resolved." The third listing is Essential-services bonds followed by an up arrow with the phrase "Stable, dedicated revenue stream."]

OUTLOOK

The economy's recent strength suggests that interest rates will eventually rise, but the timing of an uptick in rates is less clear. The lack of job creation, combined with other potential pitfalls such as rising oil prices, could weaken the pace of economic recovery. As a result, we wouldn't be surprised to see bond yields remain in a fairly narrow range for much of 2004.

"...we wouldn't be surprised
 to see bond yields remain
 in a fairly narrow range for
 much of 2004."

We believe the deterioration in California's credit quality has bottomed, and we expect to see higher tax revenues and improving fiscal conditions going forward. The state's fiscal challenges are far from over, but we view the state's upcoming bond issuance -- including $15 billion in recovery bonds and $12 billion in school construction bonds -- as a last best opportunity to pick up California GO bonds at bargain prices.

In the portfolio, we intend to continue following our current strategy of reducing the portfolio's overall interest-rate sensitivity and price volatility. This will allow us to focus on what we believe is our competitive advantage: individual security selection.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Source: J.J. Kenny.

A LOOK AT
PERFORMANCE

For the period ended
February 29, 2004

                                           Class A      Class B      Class C

Inception date                            12-29-89     12-31-91       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      0.88%       -0.27%        2.71%
Five years                                    4.11%        3.91%          --
Ten years                                     5.39%        5.25%          --
Since inception                                 --           --         4.00%

Cumulative total returns with maximum sales charge (POP)
Six months                                    2.78%        2.18%        5.09%
One year                                      0.88%       -0.27%        2.71%
Five years                                   22.29%       21.13%          --
Ten years                                    69.12%       66.75%          --
Since inception                                 --           --        21.25%

SEC 30-day yield as of February 29, 2004
                                              4.04%        3.39%        3.36%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,600 as of February 29, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund, without sales charge (NAV), and is equal to $17,709 as of February 29, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock California Tax-Free Income Fund, with maximum sales charge (POP), and is equal to $16,912 as of February 29, 2004.

             Cum Value of $10K   Cum Value of $10K   Lehman Municipal
Plot Date             (No Load)            (w/Load)        Bond Index

2/28/94                $10,000             $ 9,500            $10,000
6/30/94                  9,505               9,078              9,698
12/31/94                 9,196               8,782              9,625
6/30/95                 10,281               9,818             10,554
12/31/95                11,212              10,707             11,305
6/30/96                 11,119              10,619             11,255
12/31/96                11,715              11,188             11,806
6/30/97                 12,116              11,571             12,184
12/31/97                12,902              12,321             12,891
6/30/98                 13,254              12,658             13,238
12/31/98                13,760              13,140             13,726
6/30/99                 13,608              12,996             13,571
12/31/99                13,368              12,767             13,444
6/30/00                 13,910              13,284             13,998
12/31/00                14,874              14,204             15,015
6/30/01                 15,093              14,414             15,448
12/31/01                15,449              14,754             15,785
6/30/02                 15,965              15,246             16,516
12/31/02                16,684              15,934             17,301
6/30/03                 17,107              16,337             17,960
12/31/03                17,342              16,562             18,220
2/29/04                 17,709              16,912             18,600


                                    Class B 1    Class C 1
Period beginning                    2-28-94       4-1-99
Without sales charge                $16,675      $12,244
With maximum sales charge           $16,675      $12,125
Index                               $18,600      $13,432

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 29, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 29, 2004
(unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.


STATE, ISSUER, DESCRIPTION,                                     INTEREST    CREDIT        PAR VALUE
MATURITY DATE                                                   RATE        RATING*   (000s OMITTED)         VALUE
TAX-EXEMPT LONG-TERM BONDS 97.99%                                                                     $375,478,672
(Cost $338,407,226)

California 86.96%                                                                                      333,202,215
ABAG Finance Authority for Nonprofit Corps,
Cert of Part Nat'l Center for Int'l Schools Proj,
05-01-18                                                         7.375%     BB+**           $4,300       4,575,845
Rev San Diego Hosp Assoc Ser 2001A,
08-15-20                                                         6.125      BBB+             2,000       2,152,700
Anaheim, City of,
Cert of Part Ref Reg Convention Ctr, 07-16-23                   11.170#     AAA              2,000       2,621,600
Anaheim Public Financing Auth,
Sub Lease Rev Cap Apprec Ser 1997C
Anaheim Pub Imp Proj, 09-01-18                                    Zero      AAA              3,000       1,566,120
Antioch Public Financing Authority,
Reassessment Rev Ser B, 09-02-15                                 5.850      BB+**            1,410       1,511,915
Belmont Community Facilities District,
Spec Tax Dist No. 2000-1 Library Proj-A,
08-01-24                                                         5.750      Aaa              1,000       1,195,770
California County Tobacco Securitization Agency,
Tobacco Settlement Asset Backed Bond Fresno
County Funding Corp, 06-01-35                                    6.000      BBB              1,765       1,592,860
Tobacco Settlement Asset Backed Bond Kern
County Corp Ser 2002A, 06-01-43                                  6.125      BBB              2,000       1,827,720
Tobacco Settlement Asset Backed Bond
Stanislaus County Funding Corp Ser 2002 A,
06-01-33                                                         5.500      Baa2             1,000         894,810
California Department of Water Resources,
Pwr Supply Rev Ser 2002A, 05-01-21                               5.375      BBB+             4,000       4,266,720
California Educational Facilities Auth,
Rev 1993 Ser B Pooled College & Univ Proj,
06-01-09                                                         6.125      Baa2               305         311,893
Rev 2002 Ser A Univ of San Diego, 10-01-32                       5.500      A2               1,435       1,549,341

See notes to
financial statements.


8


FINANCIAL STATEMENTS


STATE, ISSUER, DESCRIPTION,                                     INTEREST    CREDIT        PAR VALUE
MATURITY DATE                                                   RATE        RATING*   (000s OMITTED)         VALUE
California (continued)
California Health Facilities Financing Auth,
Ins Rev Ref Ser A Catholic Healthcare West
Obligated Group, 07-01-15                                        5.750%     AAA             $2,000      $2,154,680
Ins Rev Ref Ser B Hlth Facil Small Facil, 04-01-22               7.500      BBB              2,000       2,152,420
Rev Ser 1994A Scripps Research Institute,
07-01-09                                                         6.300      Aa3                500         515,950
California Infrastructure & Economic
Development Bank,
Rev Bay Area Toll Bridges 1st Lien Ser 2003A,
07-01-29                                                         5.000      AAA              3,000       3,157,680
Rev J David Gladstone Inst Proj, 10-01-34                        5.250      A-               1,000       1,043,510
Rev Kaiser Hosp Asst I LLC Ser 2001A, 08-01-31                   5.550      A                3,000       3,158,670
California Pollution Control Financing Auth,
Poll Control Rev 1991 Southern Calif
Edison Co, 12-01-17                                              6.900      BBB                500         500,485
Poll Control Rev 1992 Ser A Pacific Gas &
Elec Co, 06-01-09                                                6.625      CCC                500         499,900
Poll Control Rev Ref 1996 Ser A Pacific Gas &
Electric Co, 12-01-16                                            5.350      AAA              1,000       1,093,500
Solid Waste Disposal Rev Keller Canyon
Landfill Co Proj, 11-01-27                                       6.875      BB-              2,000       2,003,340
California Rural Home Mortgage Finance Auth,
Single Family Mtg Rev Ser A Mtg Backed
Sec's Prog, 11-01-26                                             7.550      AAA                 85          87,790
Single Family Mtg Rev Ser A Mtg Backed
Sec's Prog Step Coupon, 05-01-27                                 7.750#     AAA                 90          93,037
California, State of,
GO Unltd, 11-01-24                                               5.125      BBB              3,500       3,581,550
GO, 04-01-29                                                     4.750      AAA              6,000       6,063,000
California State Public Works Board,
Lease Rev 1996 Ser A Dept of Corrections,
01-01-15                                                         5.500      AAA              5,145       5,598,120
Lease Rev Dept Corrections Ten Admin Ser
2002A, 03-01-27                                                  5.000      AAA              2,000       2,087,140
Lease Rev Ref 1993 Ser A California State
Univ Various Univ Proj, 06-01-21                                 5.500      A+               1,250       1,278,600
Lease Rev Ref 1993 Ser A Depart of Corrections
Various State Prisons, 12-01-19                                  5.000      AAA              5,000       5,556,300
Lease Rev Ser 2003C Dept of Corrections,
06-01-18                                                         5.500      BBB-             5,000       5,440,550
Lease Rev Ser A Dept of Corrections, 01-01-21                    5.250      AAA              4,500       4,760,055

See notes to
financial statements.


9


FINANCIAL STATEMENTS


STATE, ISSUER, DESCRIPTION,                                     INTEREST    CREDIT        PAR VALUE
MATURITY DATE                                                   RATE        RATING*   (000s OMITTED)         VALUE
California (continued)
California Statewide Communities
Development Auth,
Ins Rev Cert of Part Statewide Auxiliary Univ
Corp CA State Univ, 04-01-26                                     6.000%     AAA             $1,620      $1,773,398
Cert of Part Catholic Healthcare West, 07-01-20                  6.500      BBB              4,365       4,808,746
Student Hsg Rev Ser 2002A Stonehaven
Apartments Proj, 07-01-26                                        5.625      A                1,500       1,577,205
Student Hsg Rev Ser 2002A Stonehaven
Apartments Proj, 07-01-32                                        5.875      A                1,000       1,064,610
California Statewide Financing Auth,
Tobacco Settlement Rev Asset Backed Bond
Pooled Tobacco Sec 2002A, 05-01-29                               5.625      Baa2             2,425       2,222,294
Tobacco Settlement Rev Asset Backed Bond
Pooled Tobacco Sec 2002A, 05-01-37                               6.000      Baa2             2,500       2,252,025
Tobacco Settlement Rev Asset Backed Bond
Pooled Tobacco Sec 2002B, 05-01-37                               6.000      Baa2             4,000       3,603,240
Capistrano Unified School District,
Spec Tax of Community Facil Dist 90-2,
09-01-23                                                         5.875      BB**               500         512,995
Spec Tax of Community Facil Dist 90-2,
09-01-33                                                         6.000      BB**               750         766,890
Spec Tax of Community Facil Dist 92-1,
09-01-21                                                         7.100      AA**             2,150       2,532,958
Spec Tax of Community Facil Dist 98-2,
09-01-29                                                         5.750      BB+**            2,470       2,524,315
Carson, City of,
Imp Bond Act of 1915 Assessment District
No. 2001-1, 09-02-31                                             6.375      BB+**            1,375       1,418,739
Center Unified School District,
GO Cap Apprec Ser C, 09-01-16                                     Zero      AAA              2,145       1,261,239
Contra Costa County Public Financing Auth,
Lease Rev Ref Various Cap Facs Projs Ser 1999A,
06-01-28                                                         5.000      AAA              3,000       3,120,300
Corona Community Facilities District 97-2,
Special Tax Rev, 09-01-23                                        5.875      BB+**            1,425       1,468,035
Costa Mesa Public Financing Auth,
1991 Local Agency Rev Ser A, 08-01-21                            7.100      BBB**              210         212,272
Culver City Redevelopment Finance Auth,
Rev Ref Sub Tax Alloc Ser 1999B, 11-01-18                        6.200      BBB-**           2,000       2,054,760
Del Mar Race Track Auth,
Rev Ref Ser 1996, 08-15-06                                       6.000      BBB**            1,645       1,718,433
Rev Ref Ser 1996, 08-15-11                                       6.200      BBB**            1,865       2,022,126

See notes to
financial statements.


10


FINANCIAL STATEMENTS


STATE, ISSUER, DESCRIPTION,                                     INTEREST    CREDIT        PAR VALUE
MATURITY DATE                                                   RATE        RATING*   (000s OMITTED)         VALUE
California (continued)
Fairfield Public Financing Auth,
1995 Rev Ser A Pennsylvania Ave Storm
Drainage Proj, 08-01-21                                          6.500%     A               $1,085      $1,141,507
Foothill/Eastern Transportation Corridor Agency,
Toll Rd Rev Fixed Rate Current Int Ser 1995A,
01-01-32                                                         6.500      AAA              1,665       1,899,432
Toll Rd Rev Fixed Rate Current Int Ser 1995A,
01-01-34                                                         6.000      AAA             14,775      16,650,243
Toll Rd Rev Ref Cap Apprec, 01-15-25                              Zero      BBB-             6,615       1,981,060
Toll Rd Rev Ref Cap Apprec, 01-15-36                              Zero      BBB-            30,000       4,562,700
Toll Rd Rev Ref Conv Cap Apprec, 01-15-26                         Zero      BBB-             5,000       3,850,600
Fresno, City of,
Sewer Rev Ser A-1, 09-01-19                                      5.250      AAA              1,000       1,158,540
Fresno Joint Powers Financing Auth,
Rev Ser A, 09-02-12                                              6.550      BBB+             2,000       2,067,820
Fullerton Community Facilities District No. 1,
Spec Tax Amerige Heights, 09-01-32                               6.200      BB**             1,000       1,042,440
Golden State Tobacco Securitization Corp,
Tobacco Settlement Rev Enhanced Asset
Backed Bond, 06-01-21                                            5.750      BBB-             2,685       2,887,905
Tobacco Settlement Rev Enhanced Asset
Backed Bond, 06-01-28                                            5.375      BBB-             5,000       5,080,250
Tobacco Settlement Rev Ser 2003-A-1,
06-01-33                                                         6.250      BBB              3,000       2,883,060
Irvine, City of,
Imp Bond Act of 1915 Assessment Dist 95-12
Ser B, 09-02-21                                                  6.550      AA**             1,000       1,047,680
Imp Bond Act of 1915 Assessment
Dist 00-18-GRP 3, 09-02-26                                       5.550      BB+**            1,000       1,000,720
Mobile Home Park Rev Ser A Meadows
Mobile Home Park, 03-01-28                                       5.700      BBB-**           4,000       3,751,840
Irvine Ranch Water District,
GO Unltd, 06-01-15                                               0.920#     AAA              2,000       2,000,000
Irwindale Community Redevelopment Agency,
Sub Lien Tax Allocation Industrial Devel Proj,
06-01-26                                                         7.050      BBB**            2,750       2,954,820
Laguna Salada Union School District,
GO Ser 2000C, 08-01-26                                            Zero      AAA              1,000         324,620
Lancaster School District,
Cert of Part Cap Apprec Ref, 04-01-19                             Zero      AAA              1,730         864,394
Cert of Part Cap Apprec Ref, 04-01-22                             Zero      AAA              1,380         565,662
Lee Lake Water District Community Facilities
District No. 2,
Spec Tax Montecito Ranch, 09-01-27                               6.125      BB**             1,200       1,239,312

See notes to
financial statements.


11


FINANCIAL STATEMENTS


STATE, ISSUER, DESCRIPTION,                                     INTEREST    CREDIT        PAR VALUE
MATURITY DATE                                                   RATE        RATING*   (000s OMITTED)         VALUE
California (continued)
Long Beach, City of,
Harbor Rev Ref Ser A, 05-15-18                                   6.000%     AAA             $2,660      $3,200,219
Spec Tax Cmty Facil District No. 6 Pike, 10-01-26                6.250      BB-**            2,500       2,590,525
Los Angeles Community Facilities District,
Spec Tax No. 3 Cascades Business Park Proj,
09-01-22                                                         6.400      BB+**            1,000       1,057,400
Los Angeles Community Redevelopment
Financing Auth,
Rev Multi-Family Ser A Grand Central Square,
12-01-26                                                         5.850      BBB-             2,000       1,955,520
Los Angeles Public Works Financing Auth,
Rev Regional Park & Open Space Dist A,
10-01-15                                                         6.000      Aa3              3,750       3,937,237
Los Angeles Unified School District,
GO Election of 1997 Ser E, 07-01-17                              5.500      AAA              1,500       1,720,770
Metropolitan Water District of Southern
California,
Wtr Rev Ser 1997A, 07-01-30                                      5.000      AAA              2,000       2,264,920
Midpeninsula Regional Open Space District,
Cap Apprec, 09-01-30                                              Zero      AAA              3,670         893,645
Millbrae, City of,
Residential Facil Rev Ser 1997A Magnolia of
Millbrae Proj, 09-01-27                                          7.375      BB**             2,500       2,563,250
New Haven Unified School District,
Cap Apprec Ser B, 08-01-22                                        Zero      AAA             14,200       5,424,258
Northern California Transmission Agency,
Rev 1990 Ser A Calif-Oregon Transm Proj,
05-01-13                                                         7.000      AAA                100         127,325
Oakland, Port of,
Spec Facil Rev 1992 Ser A Mitsui O.S.K.
Lines Ltd Proj, 01-01-19                                         6.800      BBB                330         331,706
Orange Cove Irrigation District,
Cert of Part Ref Rehab Proj, 02-01-17                            5.000      AAA              2,045       2,203,283
Orange, County of,
Cert of Part Recovery Ref Ser A, 07-01-16                        5.800      AAA              2,000       2,227,800
Cmty Facil Dist 1 Spec Tax Ladera Ranch
Ser 2000A, 08-15-30                                              6.250      BB+**            1,000       1,034,910
Cmty Facil Dist Spec Tax No. 02-1 Ladera
Ranch Ser 2003A, 08-15-33                                        5.550      BB+**            1,000       1,012,980
Impt Bond Act 1915 Ltd Oblig-Phase IV-
No. 01-1-B, 09-02-33                                             5.750      BB+**            1,570       1,584,632
Paramount Redevelopment Agency,
Tax Allocation Redevel Proj Area No. 1,
08-01-23                                                         5.000      AAA                250         264,830

See notes to
financial statements.


12


FINANCIAL STATEMENTS


STATE, ISSUER, DESCRIPTION,                                     INTEREST    CREDIT        PAR VALUE
MATURITY DATE                                                   RATE        RATING*   (000s OMITTED)         VALUE
California (continued)
Paramount Unified School District,
GO Cap Apprec Ser 2001B, 09-01-25                                 Zero      AAA             $4,735      $1,606,017
Pasadena, City of,
Cert of Part Ref Old Pasadena Parking Facil Proj,
01-01-18                                                         6.250%     AA-              1,155       1,407,460
Poway, City of,
Community Facil Dist No. 88-1 Spec Tax Ref
Pkwy Business Ctr, 08-15-15                                      6.750      BB**             1,000       1,104,150
Rancho Santa Fe Community Services District,
Cmty Facil Dist No. 1 Spec Tax, 09-01-30                         6.700      BB**             1,000       1,058,760
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel Proj, 07-01-16                      7.000      BBB+**             950       1,020,205
Riverside County Asset Leasing Corp,
Leasehold Rev 1993 Ser A Riverside County
Hosp Proj, 06-01-12                                              6.500      A+               1,000       1,201,850
Riverside Redevelopment Agency,
Ref Tax Allocation Merged Proj Area, 08-01-23                    5.250      AAA              1,905       2,068,601
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Ser 1999A, 01-01-30                     6.250      BB+**            5,500       5,512,925
Sacramento, County of,
Cert of Part Juvenile Courthouse Proj, 12-01-28                  4.250      AAA              1,000         959,670
Sacramento County Sanitation District
Finance Auth,
Rev Ser 2000A, 12-01-27                                          5.875      AA               1,500       1,614,690
Sacramento Municipal Utility District,
Rev Ref Ser 2001P, 08-15-21                                      5.250      AAA              1,000       1,095,140
Sacramento Power Auth,
Cogeneration Proj Rev Light & Pwr Imp,
07-01-22                                                         6.000      BBB-            12,000      12,559,560
San Bernardino, County of,
Cert of Part Ref Med Ctr Fin Proj, 08-01-17                      5.500      AAA              8,750      10,191,913
Cert of Part Ser B Cap Facil Proj, 08-01-24                      6.875      AAA                350         462,826
San Bruno Park School District,
Cap Apprec Ref Ser 2000B, 08-01-21                                Zero      AAA              1,015         439,566
Cap Apprec Ref Ser 2000B, 08-01-23                                Zero      AAA              1,080         412,970
San Diego County Regional Transportation
Commission,
Sales Tax Rev Refunded Bal Ser 1991A, 04-01-06                   7.000      AA-                 35          35,173
San Diego County Water Auth,
Water Rev Cert of Part Reg, 04-23-08                             10.221#    AAA              1,000       1,286,780
Water Rev Cert of Part Reg, 04-22-09                             10.221#    AAA                400         528,800
San Diego Redevelopment Agency,
Tax Allocation Cap Apprec Ser 1999B, 09-01-17                     Zero      BB**             1,600         797,536
Tax Allocation Cap Apprec Ser 1999B, 09-01-18                     Zero      BB**             1,700         786,386

See notes to
financial statements.


13


FINANCIAL STATEMENTS


STATE, ISSUER, DESCRIPTION,                                     INTEREST    CREDIT        PAR VALUE
MATURITY DATE                                                   RATE        RATING*   (000s OMITTED)         VALUE
California (continued)
Tax Allocation City Heights Proj Ser 1999A,
09-01-23                                                         5.750%     BB**            $1,000      $1,024,300
Tax Allocation City Heights Proj Ser 1999A,
09-01-28                                                         5.800      BB**             1,395       1,428,508
San Diego Unified School District,
GO Cap Apprec Ser 1999A, 07-01-21                                 Zero      AAA              2,500       1,087,000
GO Election of 1998 Ser 2000B, 07-01-25                          5.000      AAA              2,450       2,556,649
San Diego, County of,
Cert of Part Inmate Reception Ctr & Cooling
Plant, 08-01-19                                                  6.750      AAA              3,000       3,134,400
San Francisco City & County Airports Commission,
Int'l Arpts Rev Ref Second Ser-Issue 30,
05-01-17                                                         4.000      AAA              1,000       1,015,020
San Francisco, Redevelopment Agency of the
City & County,
Cmty Facil District No. 6 Mission Bay South
Pub Imp Spec Tax Ser 2001-South, 08-01-25                        6.000      BB**             2,500       2,575,250
San Francisco State Building Auth,
Lease Rev Ref 1993 Ser A Dept of Gen Serv,
10-01-13                                                         5.000      BBB-             2,145       2,341,246
San Joaquin Hills Transportation Corridor Agency,
Toll Rd Rev Ref Conv Cap Apprec Ser A,
01-15-21                                                          Zero      BB               5,000       4,169,400
Toll Rd Rev Sr Lien Cap Apprec, 01-01-14                          Zero      AAA              5,000       3,438,350
Toll Rd Rev Sr Lien Cap Apprec, 01-01-22                          Zero      AAA              6,500       2,768,805
San Marcos Public Facilities Auth,
Rev Tax Incr Proj Area 3-A, 08-01-31                             6.000      BB**             1,305       1,337,103
San Mateo County Joint Powers Financing Auth,
Lease Rev Ref Cap Proj Prog, 07-01-21                            5.000      AAA              1,815       2,023,435
San Mateo County Transportation District,
Sales Tax Rev Ser 1993A, 06-01-19                                5.250      AAA              4,000       4,661,680
Santa Ana Financing Auth,
Lease Rev Ser A Police Admin & Holding Facil,
07-01-19                                                         6.250      AAA              1,790       2,241,349
Lease Rev Ser A Police Admin & Holding Facil,
07-01-24                                                         6.250      AAA             10,000      12,380,000
Rev Ref Ser D Mainplace Proj, 09-01-19                           5.600      BBB-**           1,000       1,084,740
Santa Clara County Finance Auth,
Lease Rev Ser 2000B Mult Facil Proj, 05-15-17                    5.500      AAA              6,000       6,856,740
Santa Margarita Water District,
Spec Tax Cmty Facil Dist No. 99-1, 09-01-30                      6.000      BB+**              500         507,590
Santaluz Community Facilities District No. 2,
Spec Tax Imp Area No. 1, 09-01-30                                6.375      BB**             1,500       1,544,505
Spec Tax Impt Area No. 4 Ser 2004A, 09-01-24                     5.400      BB**             1,370       1,353,601

See notes to
financial statements.


14


FINANCIAL STATEMENTS


STATE, ISSUER, DESCRIPTION,                                     INTEREST    CREDIT        PAR VALUE
MATURITY DATE                                                   RATE        RATING*   (000s OMITTED)         VALUE
California (continued)
South Gate Public Financing Auth,
Tax Allocation Rev South Gate Redevel Proj
No. 1, 09-01-19                                                  5.250%     AAA             $1,000      $1,110,600
Southern California Home Financing Auth,
Single-Family Mtg Rev GNMA & FNMA Mtg
Backed Ser A, 09-01-22                                           6.750      AAA                110         110,075
Southern California Public Power Auth,
Rev Ref Southern Transm Proj, 07-01-13                            Zero      AAA              4,400       3,140,940
Tahoe-Truckee Unified School District,
GO Cap Apprec Imp District No. 1-A, 08-01-21                      Zero      AAA              3,430       1,486,425
Tobacco Securitization Auth,
Northern CA Tobacco Settlement Rev Asset
Backed Bond Ser 2001A, 06-01-41                                  5.375      BBB              1,000         824,910
Torrance, City of,
Hosp Rev Torrance Memorial Medical Ctr
Ser 2001A, 06-01-31                                              5.500      A+               3,500       3,636,150
Tustin Unified School District,
Community Facil Dist No. 97-1, 09-01-35                          6.375      BBB-**           1,000       1,216,600
University of California,
Ref Gen Ser 2003A, 05-15-33                                      5.000      AAA              1,000       1,049,630
Rev Gen Ser 2003B, 05-15-12                                      5.000      AAA              2,000       2,293,220
Upland Unified School District,
Cap Apprec Election of 2000, 08-01-25                            5.125      AAA              1,000       1,069,760
Vallejo Sanitation and Flood Control District,
Cert of Part, 07-01-19                                           5.000      AAA              2,500       2,809,000
West Covina Redevelopment Agency,
Ref Community Facil Dist Spec Tax Fashion
Plaza Proj, 09-01-22                                             6.000      AA               3,000       3,616,290

Florida 1.12%                                                                                            4,285,800
Capital Trust Agency,
Rev Seminole Tribe Convention & Resort Facil
Ser 2002A, 10-01-33                                             10.000      BB**             2,500       3,109,150
Rev Seminole Tribe Convention & Resort Facil
Ser 2003A, 10-01-33                                              8.950      BB**             1,000       1,176,650

Puerto Rico 9.91%                                                                                       37,990,657
Childrens Trust Fund (The),
Tobacco Settlement Asset Backed Bond,
05-15-33                                                         5.375      BBB                980         941,574
Tobacco Settlement Asset Backed Bond,
05-15-39                                                         5.500      BBB              1,000         934,980
Puerto Rico Aqueduct and Sewer Auth,
Rev Parts & Inflos Ser 1995 Gtd by the
Commonwealth of Puerto Rico, 07-01-11                           10.710#     AAA              7,500      10,533,450

See notes to
financial statements.


15


FINANCIAL STATEMENTS


STATE, ISSUER, DESCRIPTION,                                     INTEREST    CREDIT        PAR VALUE
MATURITY DATE                                                   RATE        RATING*   (000s OMITTED)         VALUE
Puerto Rico (continued)
Puerto Rico, Commonwealth of,
GO Pub Imp Ser 1996, 07-01-15                                    6.500%     A-              $6,000      $7,500,240
GO Ref Pub Imp, 07-01-30                                         5.125      AAA              2,000       2,122,640
Puerto Rico Highway & Transportation Auth,
Highway Rev Ref 1996 Ser Z, 07-01-14                             6.250      AAA              3,250       4,097,308
Ser A-MBIA IBC, 07-01-38                                         5.000      AAA              5,000       5,194,750
Trans Rev Ser 2000B, 07-01-26                                    6.000      A                1,000       1,065,830
Puerto Rico Ind'l, Tourist, Ed'l, Medical &
Environmental,
Ctl Facs, Hospital de La Concepcion-A, 11-15-20                  6.500      AA                 500         594,210
Puerto Rico Infrastructure Financing Auth,
Spec Oblig Bond Ser 2000A, 10-01-32                              5.500      AAA              2,000       2,245,800
Puerto Rico Public Finance Corp,
Commonwealth Approp Ser 2002E, 08-01-25                          5.700      BBB+             2,500       2,759,875


                                                                            INTEREST     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                          RATE     (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 0.93%                                                                            $3,537,000
(Cost $3,537,000)

Joint Repurchase Agreement 0.93%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 02-27-04, due 03-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond, 3.875%
due 04-15-29 and U.S. Treasury Inflation
Indexed Note, 2.000% due 01-15-14)                                          1.000%           3,537       3,537,000

TOTAL INVESTMENTS 98.92%                                                                              $379,015,672

OTHER ASSETS AND LIABILITIES, NET 1.08%                                                                 $4,151,135

TOTAL NET ASSETS 100.00%                                                                              $383,166,807


 * Credit ratings are unaudited and rated by Standard & Poor's, Moody's Investors Service, or Fitch, unless indicated otherwise.

** Security rated internally by John Hancock Advisers, LLC.

 # Represents rate in effect on February 29, 2004.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

February 29, 2004
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                      VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION 1                       OF NET ASSETS
-----------------------------------------------------------
General Obligation                                   13.77%
Revenue Bonds -- Airport                              0.26
Revenue Bonds -- Authority                           11.03
Revenue Bonds -- Bond Anticipation Note               0.72
Revenue Bonds -- Bridge & Toll Road                   1.09
Revenue Bonds -- Building                             3.25
Revenue Bonds -- Correctional Facility                4.15
Revenue Bonds -- Economic Development                 2.05
Revenue Bonds -- Education                            4.01
Revenue Bonds -- Electric                             4.71
Revenue Bonds -- Facility                             0.68
Revenue Bonds -- Harbor/Channel                       0.84
Revenue Bonds -- Health                               7.94
Revenue Bonds -- Highway                              3.25
Revenue Bonds -- Housing                              0.67
Revenue Bonds -- Improvement                          1.35
Revenue Bonds -- Industrial Development               0.16
Revenue Bonds -- Industrial Revenue                   0.09
Revenue Bonds -- Lease                                1.65
Revenue Bonds -- Multi-Family                         1.49
Revenue Bonds -- Other                                6.34
Revenue Bonds -- Pollution Control                    1.07
Revenue Bonds -- Power                                0.82
Revenue Bonds -- Recreational Facility                0.41
Revenue Bonds -- Special Tax                          4.49
Revenue Bonds -- Roadway/Street                       2.71
Revenue Bonds -- Sanitation District                  0.42
Revenue Bonds -- School                               0.37
Revenue Bonds -- Single-Family                        0.08
Revenue Bonds -- Special Assessment                   0.67
Revenue Bonds -- Special Obligation                   0.59
Revenue Bonds -- Tax Allocation                       2.62
Revenue Bonds -- Tax Increment                        0.35
Revenue Bonds -- Transportation                       7.14
Revenue Bonds -- Water and Sewer                      6.75

Total tax-exempt long-term bonds                     97.99%

1 Source J.J. Kenny.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

February 29, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $341,944,226)                         $379,015,672
Cash                                                                      414
Receivable for shares sold                                             98,213
Interest receivable                                                 4,640,743
Other assets                                                          117,309

Total assets                                                      383,872,351

LIABILITIES
Payable for shares repurchased                                        176,176
Dividends payable                                                     177,683
Payable to affiliates
Management fee                                                        160,154
Distribution and service fee                                           11,821
Other                                                                  32,016
Other payables and accrued expenses                                   147,694

Total liabilities                                                     705,544

NET ASSETS
Capital paid-in                                                   352,446,021
Accumulated net realized loss on investments                       (6,483,801)
Net unrealized appreciation of investments                         37,071,446
Accumulated net investment income                                     133,141

Net assets                                                       $383,166,807

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($323,265,215 [DIV] 28,991,736 shares)                         $11.15
Class B ($51,789,172 [DIV] 4,644,994 shares)                           $11.15
Class C ($8,112,420 [DIV] 727,574 shares)                              $11.15

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($11.15 [DIV] 95.5%)                                         $11.68
Class C ($11.15 [DIV] 99%)                                             $11.26

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
February 29, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                          $10,404,247

Total investment income                                            10,404,247

EXPENSES
Investment management fee                                           1,038,429
Class A distribution and service fee                                  236,567
Class B distribution and service fee                                  268,979
Class C distribution and service fee                                   41,960
Transfer agent fee                                                    103,535
Accounting and legal services fee                                      56,642
Custodian fee                                                          52,092
Auditing fee                                                           18,985
Miscellaneous                                                          15,185
Trustees' fee                                                           9,826
Printing                                                                8,406
Registration and filing fee                                             7,441
Legal fee                                                               3,610

Total expenses                                                      1,861,657

Net investment income                                               8,542,590

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                      653,860
Change in unrealized appreciation
(depreciation) of investments                                      18,349,176

Net realized and unrealized gain                                   19,003,036

Increase in net assets from operations                            $27,545,626


1 Semiannual period from 9-1-03 through 2-29-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                     YEAR        PERIOD
                                                    ENDED         ENDED
                                                  8-31-03       2-29-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                         $18,859,478    $8,542,590

Net realized gain (loss)                         (700,785)      653,860
Change in net unrealized
appreciation (depreciation)                   (15,942,310)   18,349,176

Increase in net assets from operations          2,216,383    27,545,626

Distributions to shareholders
From net investment income
Class A                                       (15,776,720)   (7,285,107)
Class B                                        (2,420,927)   (1,015,165)
Class C                                          (372,022)     (158,375)
                                              (18,569,669)   (8,458,647)
From Fund share transactions                  (31,917,119)   (7,657,720)

NET ASSETS
Beginning of period                           420,007,953   371,737,548

End of period 2                              $371,737,548  $383,166,807

1 Semiannual period from 9-1-03 through 2-29-04. Unaudited.

2 Includes accumulated net investment income of $49,198 and $133,141, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                            8-31-99 1   8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03     2-29-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                      $11.19      $10.65      $10.69      $11.11        $11.06      $10.60
Net investment income 4                    0.56        0.56        0.54        0.54          0.53        0.25
Net realized and unrealized
gain (loss) on investments                (0.54)       0.04        0.42       (0.06)        (0.47)       0.55
Total from
investment operations                      0.02        0.60        0.96        0.48          0.06        0.80
Less distributions
From net investment income                (0.56)      (0.56)      (0.54)      (0.53)        (0.52)      (0.25)
Net asset value,
end of period                            $10.65      $10.69      $11.11      $11.06        $10.60      $11.15
Total return 5 (%)                         0.11 6      5.93 6      9.26 6      4.52 6        0.48        7.63 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                              $307        $306        $331        $347          $308        $323
Ratio of expenses
to average net assets (%)                  0.75        0.75        0.80        0.84          0.84        0.85 8
Ratio of adjusted expenses
to average net assets 9 (%)                0.82        0.84        0.82        0.84            --          --
Ratio of net investment income
to average net assets (%)                  5.06        5.39        5.01        4.95          4.79        4.66 8
Portfolio turnover (%)                        3          11          14          15            18          11


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


PERIOD ENDED                            8-31-99 1   8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03     2-29-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                      $11.19      $10.65      $10.69      $11.11        $11.06      $10.60
Net investment income 4                    0.48        0.48        0.46        0.45          0.44        0.21
Net realized and unrealized
gain (loss) on investments                (0.54)       0.04        0.42       (0.06)        (0.47)       0.54
Total from
investment operations                     (0.06)       0.52        0.88        0.39         (0.03)       0.75
Less distributions
From net investment income                (0.48)      (0.48)      (0.46)      (0.44)        (0.43)      (0.20)
Net asset value,
end of period                            $10.65      $10.69      $11.11      $11.06        $10.60      $11.15
Total return 5 (%)                        (0.63) 6     5.14 6      8.45 6      3.67 6       (0.37)       7.18 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                               $99         $81         $80         $65           $55         $52
Ratio of expenses
to average net assets (%)                  1.50        1.50        1.55        1.65          1.69        1.70 8
Ratio of adjusted expenses
to average net assets 9 (%)                1.67        1.69        1.67        1.69            --          --
Ratio of net investment income
to average net assets (%)                  4.31        4.64        4.26        4.14          3.95        3.81 8
Portfolio turnover (%)                        3          11          14          15            18          11


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


PERIOD ENDED                            8-31-99 1,10   8-31-00 1  8-31-01 1   8-31-02 1,2   8-31-03      2-29-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                      $11.14         $10.65     $10.69      $11.11        $11.06       $10.60
Net investment income 4                    0.18           0.47       0.45        0.45          0.43         0.21
Net realized and unrealized
gain (loss) on investments                (0.49)          0.04       0.42       (0.06)        (0.47)        0.54
Total from
investment operations                     (0.31)          0.51       0.87        0.39         (0.04)        0.75
Less distributions
From net investment income                (0.18)         (0.47)     (0.45)      (0.44)        (0.42)       (0.20)
Net asset value,
end of period                            $10.65         $10.69     $11.11      $11.06        $10.60       $11.15
Total return 5 (%)                        (2.77) 6,7      5.03 6     8.34 6      3.64 6       (0.37)        7.18 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                $1             $3         $4          $8            $9           $8
Ratio of expenses to
average net assets (%)                     1.60 8         1.60       1.65        1.69          1.69         1.70 8
Ratio of adjusted expenses
to average net assets 9 (%)                1.67 8         1.69       1.67        1.69            --           --
Ratio of net investment income
to average net assets (%)                  4.20 8         4.54       4.16        4.10          3.93         3.81 8
Portfolio turnover (%)                        3             11         14          15            18           11


1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.88%, 4.07% and 4.03%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

 3 Semiannual period from 9-1-03 through 2-29-04. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the periods shown.

10 Class C shares began operations on 4-1-99.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock California Tax-Free Income Fund (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares, in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value, as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 29, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $5,304,234 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2004 -- $2,378,578, August 31, 2005 -- $7,774, August 31, 2006 -- $679,515, August 31, 2008 -- $968,588
and August 31, 2011 -- $1,269,779.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.50% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended February 29, 2004, JH Funds received net up-front sales charges of $117,280 with regard to sales of Class A shares. Of this amount, $15,443 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $88,861 was paid as sales commissions to unrelated broker-dealers and $12,976 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended February 29, 2004, JH Funds received net up-front sales charges of $2,925 with regard to sales of Class C shares, which was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 29, 2004, CDSCs received by JH Funds amounted to $56,638 for Class B shares and $1,733 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $468 for certain publishing services, included in the printing fees.

Ms. Maureen Ford Goldfarb is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                      YEAR ENDED 8-31-03            YEAR ENDED 2-29-04 1
                                  SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                           3,225,987     $35,445,018     1,501,940     $16,324,729
Distributions reinvested         747,678       8,205,314       368,037       4,031,161
Repurchased                   (6,314,433)    (69,193,527)   (1,907,925)    (20,809,670)
Net decrease                  (2,340,768)   ($25,543,195)      (37,948)      ($453,780)

CLASS B SHARES
Sold                             408,022      $4,509,993       126,143      $1,364,990
Distributions reinvested         117,508       1,290,283        52,213         571,099
Repurchased                   (1,203,179)    (13,155,596)     (739,774)     (8,088,709)
Net decrease                    (677,649)    ($7,355,320)     (561,418)    ($6,152,620)

CLASS C SHARES
Sold                             353,398      $3,894,916        27,039        $294,912
Distributions reinvested          24,409         268,074        10,489         114,528
Repurchased                     (290,012)     (3,181,594)     (134,422)     (1,460,760)
Net increase (decrease)           87,795        $981,396       (96,894)    ($1,051,320)

NET DECREASE                  (2,930,622)   ($31,917,119)     (696,260)    ($7,657,720)

1 Semiannual period from 9-1-03 through 2-29-04. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 29, 2004, aggregated $40,495,626 and $48,991,814, respectively.

The cost of investments owned on February 29, 2004, including short-term investments, for federal income tax purposes, was $340,953,078. Gross unrealized appreciation and depreciation of investments aggregated $39,111,769 and $1,049,175, respectively, resulting in net unrealized appreciation of $38,062,594. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

FOR YOUR
INFORMATION


TRUSTEES

James F. Carlin
William H. Cunningham
Ronald R. Dion
Maureen Ford Goldfarb
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

Maureen Ford Goldfarb
Chairman, President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
California Tax-Free Income Fund.


530SA 2/04
      4/04

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached.
       See attached "John Hancock Funds - Administration Committee Charter".


(c)(2) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(3) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    April 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:   April 26, 2004


By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    April 26, 2004